SEPARATE ACCOUNT ASSETS AND LIABILITIES (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Separate Account, Liability [Roll Forward]
Balance, beginning of period	$ 1,189	$ 1,045
Policyholder deposits	35	38
Net investment income	10	13
Net realized capital gains on investments	112	114
Policyholder benefits and withdrawals	(75)	(58)
Net transfer from (to) general account	2	(1)
Policy charges	(7)	(6)
Total changes	77	100
Balance, end of period	$ 1,266	$ 1,145